Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Strategy Shares
Entity Central Index Key	dei_EntityCentralIndexKey	0001506213
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hss
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2022
Prospectus Date	rr_ProspectusDate	Sep. 01, 2022
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: STRATEGY SHARES NASDAQ 7HANDL™ INDEX ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek investment results that correlate generally, before fees and expenses, to the price and yield performance of the Nasdaq 7HANDL™ Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended April 30, 2022, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or sell all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest at least 80% of its assets in securities of the Nasdaq 7HANDL™ Index (the “Index”). The Index generally consists of securities issued by exchange-traded funds (“ETFs”) and is split into two components, with a 50% allocation to fixed income and equity ETFs (the “Core Portfolio”) and a 50% allocation to ETFs of 12 asset categories (the “Explore Portfolio”) as described below. Because the Index is comprised of securities issued by other investment companies, the Fund operates as a “fund of funds.”

The Index is broadly diversified and seeks to offer the potential for high monthly distributions while maintaining a stable net asset value over time. The Index is expected to include 19 ETFs. The goal of the Index is to represent an allocation to a balanced portfolio of U.S. equities, fixed income securities and alternative investments, then employ leverage in an amount equal to 23% of the total portfolio (measured as a percent of the combined base of the portfolio plus the leverage amount (i.e., 30%/(100%+30%)=23%)). Accordingly, returns for the Index are calculated assuming leverage on the underlying portfolio in the amount of 23% (net of the estimated cost of employing such leverage). To achieve leveraged returns, the Fund will purchase a total return swap on a securities-only version of the Index known as the Nasdaq HANDL™ Base Index (the “Base Index”), which is composed of only ETFs and does not include a leverage component. The Index will have risk characteristics similar to the broad US capital markets and will generally rise and fall with prevailing market conditions, with the goal, but not the guarantee, of achieving a total return sufficient, over time and after expenses, to support a seven percent (7.0%) annual distribution rate.

The Core Portfolio component of the Index seeks to provide broad exposure to the U.S. fixed-income and equity markets and consists of a 70% allocation to U.S. aggregate fixed-income ETFs (the “Core Fixed Income Sleeve”) and a 30% allocation to U.S. large capitalization equity ETFs (the “Core Equity Sleeve”). The Index defines U.S. aggregate fixed income ETFs as those ETFs that provide exposure to the entire U.S. investment grade bond market without limitation of duration or issuer. The Index defines U.S. large cap equity ETFs as those ETFs that provide exposure to a similar market capitalization range of the large capitalization segment of the Nasdaq US Benchmark Index.

The Core Fixed Income Sleeve weighting methodology allocates on an equal weight basis to the three U.S. aggregate bond ETFs with the lowest expense ratios after waivers. Half of the Core Equity Sleeve is allocated on an equal weight basis to the three U.S. large cap ETFs with the lowest expense ratios after waivers, and the remaining half of the Core Equity Sleeve is allocated to the largest ETF (by assets under management) that tracks the Nasdaq-100 Index®. The Core Portfolio is rebalanced monthly to weight the Core Portfolio in accordance with the Index’s methodology and is reconstituted annually in January.

The Explore Portfolio component of the Index employs a 100% rules-based proprietary momentum-tilted, optimized allocation methodology to provide exposure to non-levered ETFs across a range of U.S. asset categories that have historically provided high levels of income. The following 12 asset categories are represented in the Explore Portfolio, and the Fund expects that less than 16% of the Fund’s assets will be invested in any one category: Dividend Equity – an ETF that provides exposure to domestic dividend-paying stocks; Options Overlay – an ETF that provides exposure to equity portfolios that include an options overlay; High-Yield Bonds – an ETF that provides exposure to domestic high-yield corporate bonds (also known as “junk bonds”) of any duration or maturity; Investment Grade Bonds – an ETF that provides exposure to domestic investment grade corporate bonds of any duration or maturity; MLPs – an ETF that provides exposure to master limited partnerships; MBS – an ETF that provides exposure to mortgage-backed securities (“MBS”), including residential, commercial, agency, and non-agency MBS, high-yield MBS, collateralized debt obligations, and collateralized loan obligations; Active Fixed Income – an ETF that provides broad exposure to actively managed fixed income ETFs that invest in securities of any duration or maturity; Preferred Securities – an ETF that provides exposure to domestic preferred securities; REITs – an ETF that provides exposure to domestic real estate investment trusts; Growth & Income – an ETF that provides exposure to multiple asset portfolios of stocks and bonds or ETFs of stocks and bonds; Utilities – an ETF that provides exposure to domestic utility securities; and Build America Bonds – an ETF that provides exposure to Build America Bonds. Build America Bonds are taxable municipal bonds that include tax credits and/or federal subsidies for bondholders and state and local bond issuers. These bonds may be of any maturity or duration. The Explore Portfolio includes ETFs that can invest without limit as to maturity or duration. Up to 9% of the Index may be exposed to below investment grade securities (i.e., junk bonds) that are rated C or lower through its High Yield Bonds asset category. The Index’s overall indirect exposure to defaulted securities will be less than 5% of the Index.

Each asset category in the Explore Portfolio is represented by a single ETF. By default, the ETF representative of an asset category is the largest ETF (by assets under management) in the asset category. However, an ETF that is not the largest ETF in the asset category may serve as the ETF representative if it has an expense ratio after waivers at least 20% lower than the largest ETF in the asset category. If there are multiple such ETFs with expense ratios at least 20% lower than that of the largest ETF, the ETF with the lowest expense ratio after waivers shall serve as the ETF representative of the asset category. An ETF cannot represent more than one asset category.

The 12 ETF representatives of the Explore Portfolio asset categories are weighted using the Index’s proprietary weighting methodology that measures an ETF’s returns, dividend and volatility, subject to the constraints that no position may be less than 15% nor more than 185% of an equal weight position within the Explore Portfolio of the Index. The Explore Portfolio is rebalanced on a monthly basis to weight the Explore Portfolio in accordance with this methodology and is reconstituted annually in January.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund will typically invest 90% of its assets in the Index’s component securities and use 10% of its assets as cash collateral for the Fund’s 40% total return swap (measured as a percent of the Fund’s portfolio) on the Base Index. The Fund does not include the swap for purposes of the 80% investment test described above. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund generally will use a replication methodology, meaning it will seek to invest in all of the ETFs comprising the Index in proportion to the weightings in the Index. However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index. The Fund will concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is not concentrated.

The Index and Base Index were created by and are provided by Bryant Avenue Ventures LLC (the “Index Provider”) and are calculated by Nasdaq, Inc. (the “Index Calculator”). The Index Provider and Index Calculator are not affiliated with the Fund or the Advisor.

Distribution Policy: In order to allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) to pay monthly distributions on Fund shares at a target rate that represents an annualized payout of approximately 7.0% on the Fund’s per-share net asset value on the date of a distribution’s declaration. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies –Distribution Policy and Goals” section in the Fund’s Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any ETF, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value, market price and returns will vary and you could lose money on your investment in the Fund and those losses could be significant. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, market price, total return and the value of the Fund and your investment. These risks affect the Fund directly as well as through the ETFs in which it invests. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the ETFs in which the Fund invests.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. An “Authorized Participant” is a participant in the Continuous Net Settlement System of the National Securities Clearing Corporation or the Depository Trust Company (“DTC”) and that has executed a Participant Agreement with Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”). To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Fund may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Build America Bonds Risk. Build America Bonds involve similar risks as municipal bonds, including credit and market risk. In particular, should a Build America Bond’s issuer fail to continue to meet the applicable requirements imposed on such bonds, it is possible that such issuer may not receive federal cash subsidy payments, impairing the issuer’s ability to make scheduled interest payments. The Build America Bond program expired on December 31, 2010 and no further issuance is permitted unless Congress were to renew the program at a future date. As a result, the number of available Build America Bonds is limited, which may negatively affect the value of the Build America Bonds. In addition, there can be no assurance that Build America Bonds will be actively traded. It is difficult to predict the extent to which a market for such bonds will continue, meaning that Build America Bonds may experience greater illiquidity than other municipal obligations. The Build America Bonds outstanding as of December 31, 2010 will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy.

Cash Transactions Risk. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions partly or entirely in cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, could be imposed on the Fund and thus decrease the Fund’s NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of Creation Units.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by actions taken by the Board of Governors of the Federal Reserve System (the “Federal Reserve”) to keep the federal funds rate at a low level. Future interest rate increases could cause the value of the Fund to decrease to the extent that it invests in fixed income securities.

Concentration Risk. The Fund will concentrate its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value or market price to fluctuate more than that of a fund that does not concentrate in a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. Credit risk may be substantial for the Fund.

Derivatives Risk. The performance of a derivative instrument depends largely on the performance of an underlying instrument, such as a currency, security, rate or index. In addition, the use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may be unwilling or unable to fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying reference asset. Derivatives can also create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Additionally, the Fund’s obligation to make payments of margin, collateral, or settlement payments to counterparties may heighten liquidity demands on the Fund’s portfolio. Derivatives may be less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the risk of the underlying asset being hedged. Derivatives are subject to the risk of adverse market movements and the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, and inflation and deflation. Derivatives are also subject to operational risk, including potential documentation issues, settlement issues, systems failures, inadequate controls, and human error, as well as legal risks arising from insufficient documentation, insufficient capacity or authority of counterparty, or the legality or enforceability of a contract. Derivatives strategies may not always be successful, and their successful use will depend on the portfolio managers’ ability to accurately forecast movements in the market relating to the underlying asset. Options Risk. There are risks associated with the Fund’s use of options. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not rise above the strike price, which means the option will expire worthless. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not fall below the strike price, which means the option will expire worthless. Conversely, as a seller (writer) of a call option or put option, the Fund will lose money if the value of the underlying reference instrument rises above (written call option) or falls below (written put option) the respective option’s strike price. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in an unhedged written call transaction.

Additionally, purchased options may decline in value due to changes in price of the underlying reference instrument, passage of time and changes in volatility. Generally, options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Further, the underlying reference instrument on which the option is based may have imperfect correlation to the value of the Fund’s portfolio securities. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Selling covered call or stock index options will limit the Fund’s gain, if any, on its underlying securities. Losses on stock index options may only be partially offset by gains in the Fund’s portfolio if the portfolio does not track the call-related stock index. The Fund continues to bear the risk of a decline in the value of its underlying stocks. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Swaps Risk. Total return swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace. Total return over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and exposes the Fund to the risks associated with derivative instruments described above. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Certain derivatives risks are heightened with respect to over-the-counter (“OTC”) derivative instruments like certain swap agreements and may be greater during volatile market conditions. Such risks include the risk of leverage (i.e., the risk that an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset), counterparty risk (i.e., the risk of a counterparty’s unwillingness or inability to perform its obligations, including as a result of bankruptcy), credit risk, and pricing risk (i.e., swaps may be difficult to value).

Distribution Policy Risk. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Dividend Yield Risk. While the Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Lower priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments.

Duration Risk. Longer-term securities may be more sensitive to interest rate changes. In a low interest rate environment where there is potential for increases in those rates, a heightened risk is posed by rising interest rates to longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.

ETF Risk. Like a mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop or be maintained; and (iii) market trading in the ETF may be halted under certain circumstances. Because the Fund may invest its assets in ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than the Fund that invests directly in individual securities.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Fund shares are typically bought and sold in the secondary market and investors typically pay brokerage commissions or other charges on these transactions.

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

■	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

■	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have been low and interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default). Lowered credit ratings may cause a drop in a fixed income security’s price and are associated with greater risk of default on interest and principal payments. Certain fixed income securities may be paid off early when the issuer can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. If interest rates rise, repayments of principal on certain fixed income securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result, which reduces the Fund’s ability to reinvest at higher rates. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with the Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Index-Related Risk. There is no assurance that the Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Index will be in line with the described index methodology. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. The maturity and effective duration of the Fund’s investment portfolio may vary materially, from time to time, and there is no assurance that the Fund will achieve or maintain any particular target maturity or effective duration of its investment portfolio.

Issuer Specific Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which the Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Junk Bond Risk. Lower-quality bonds, known as “high-yield” or “junk” bonds, are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell the bonds in its portfolio. The lack of a liquid market for these bonds could decrease the value of the Fund’s portfolio and net asset value per share.

Large Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of funds that do not use such techniques.

LIBOR Risk. The Fund has exposure to LIBOR-linked investments and it was announced that LIBOR would be phased out by the end of 2021. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies and potential for short-term and long-term market instability. Because of the uncertainty regarding the nature of any replacement rate, the Fund cannot reasonably estimate the impact of the anticipated transition away from LIBOR at this time. If the LIBOR replacement rate is lower than market expectations, there could be an adverse impact on the value of preferred and debt securities with floating or fixed-to-floating rate coupons.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time. Factors such as domestic and foreign economic growth rates and market conditions, interest rate levels and political events may adversely affect the securities markets. The impacts of the novel coronavirus known as COVID-19 on the global economy has resulted, and may continue to result, in prolonged periods of heightened volatility with respect to inflation and the value of global currencies, including the U.S. dollar, which may adversely affect the performance of the Fund. Further, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Advisor or other service providers are unavailable due to quarantines and restrictions on travel. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

MLP and MLP-Related Securities Risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

MLP Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Index carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models is usually constructed based on data supplied by third parties, the success of the Index’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Mortgage-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which mortgage loans are guaranteed by the U.S. government, its agencies or instrumentalities. These guarantees are made at the “loan level” and relate only to the payment of principal and interest on the underlying mortgage loans. These loan-level governmental guarantees do not cover the payment of principal and interest on, or fluctuations in the market values of, the related mortgage-backed securities, and do not apply to investors’ purchase of shares of the Fund.

Mortgage-backed securities issued or guaranteed by governmental agencies or instrumentalities such as Ginnie Mae, or government-sponsored entities such as Fannie Mae and Freddie Mac, are generally known as “agency mortgage-backed securities.” Agency mortgage-backed securities are backed by mortgage loans that satisfy the underwriting and other criteria published by the applicable governmental entity. The payment of interest and principal on these mortgage-backed securities is generally guaranteed by the applicable governmental entity.

Mortgage-backed securities issued by private issuers are also known as “non-agency” mortgage-backed securities. Non-agency mortgage-backed securities are not subject to the same stringent underwriting requirements as agency mortgage-backed securities and, therefore, the mortgage loans underlying privately issued mortgage-backed securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The market for non-agency mortgage-backed securities is smaller and less liquid than the market for agency mortgage-backed securities.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary as interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise. The liquidity of mortgage-backed securities, and particularly non-agency non-investment grade mortgage-backed securities, may change dramatically over time.

Mortgage-backed securities may be backed by mortgage loans across the spectrum of credit quality. Lower credit quality mortgage loans, such as those considered “subprime,” are more likely to default than those considered “prime” by a rating agency or service provider. Mortgage-backed securities supported by subprime mortgage loans generally carry a higher risk of loss and are potentially less liquid than mortgage-backed securities supported by prime mortgage loans, as an economic downturn or period of rising interest rates could adversely affect the market for sub-prime mortgage loans and thereby reduce the Fund’s ability to sell securities backed by such loans. Additionally, subprime loan borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons, including the following:

○	The Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

○	The performance of the Fund and the Index may vary due to asset valuation differences: the Fund may fair value certain of the securities it holds and to the extent it calculates its NAV based on fair value prices, the Fund’s ability to track the Index may be adversely affected.

○	There may be differences between the Fund’s portfolio and the Index as a result of legal restrictions, cost or liquidity constraints. For example, the Index is not subject to the tax diversification requirements to which the Fund must adhere; so the Fund may be required to deviate its investments from the securities and relative weightings of the Index. Similarly, the Fund may not invest in certain securities included in the Index due to liquidity constraints. Liquidity constraints also may delay the Fund’s purchase or sale of securities included in the Index.

○	The investment activities of one or more of the Advisor’s affiliates for their proprietary accounts and for client accounts may also adversely impact the Fund’s ability to track the Index. For example, in regulated industries, and in corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Advisor, the Fund or other client accounts to suffer disadvantages or business restrictions. As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the Advisor’s affiliates

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund, unless such defensive positions are also taken by the Index.

Preferred Stock Risk. Typically, a rise in interest rates causes a decline in the value of preferred stocks. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payment. Issuers of preferred stocks may redeem their securities prior to maturity at a price below their current market value which would negatively impact the investment return of such preferred stocks.

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities. The liquidity of REITs may change dramatically over time.

Sampling Risk. The sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV or market price than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index, transaction and financing costs related to the use of derivatives or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Underlying Fund Risk. Other investment companies, including ETFs (“Underlying Funds”), in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks and is also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop or be maintained; and (iii) market trading in the ETF may be illiquid or even halted under certain circumstances. Certain additional risks of investing in ETFs are described below:

○	Net Asset Value and Market Price Risk: The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to net asset value.

Utilities Sector Risk. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. In addition, deregulation may eliminate restrictions on the profits of certain utility companies, but may also subject these companies to greater risk of loss. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will grant rate increases in the future, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utility company. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value, market price and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of the Nasdaq 7HANDLTM Index as well as a broad-based market index reflecting the performance of investment grade fixed income securities. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost at www.strategysharesetfs.com or by calling (855) 4SS-ETFS or (855) 477-3837.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its shares for each full calendar year, and by showing how its average annual returns compare over time with those of the Nasdaq 7HANDLTM Index as well as a broad-based market index reflecting the performance of investment grade fixed income securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 4SS-ETFS or (855) 477-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strategysharesetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 11.49% (quarter ended June 30, 2020), and the lowest return for a quarter was (7.83)% (quarter ended March 31, 2020).

The Fund’s year-to-date return as of June 30, 2022 was (17.51)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.83%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Nasdaq 7HANDLTM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.64%
Since Inception	rr_AverageAnnualReturnSinceInception	9.76%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HNDL
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	541
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,201
Annual Return 2019	rr_AnnualReturn2019	16.98%
Annual Return 2020	rr_AnnualReturn2020	12.46%
Annual Return 2021	rr_AnnualReturn2021	9.32%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.32%
Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 16, 2018
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Strategy Shares Nasdaq 5 HANDL(TM) Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: STRATEGY SHARES NASDAQ 5HANDL™ INDEX ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek investment results that correlate generally, before fees and expenses, to the price and yield performance of the Nasdaq 5HANDL™ Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period from December 28, 2021 (commencement of operations) to April 30, 2022, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or sell all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest at least 80% of its assets in securities of the Nasdaq 5HANDL™ Index (the “Index”). The Index generally consists of securities issued by exchange-traded funds (“ETFs”) and is split into two components, with a 50% allocation to fixed income and equity ETFs (the “Core Portfolio”) and a 50% allocation to ETFs of 12 asset categories (the “Explore Portfolio”) as described below. Because the Index is comprised of securities issued by other investment companies, the Fund operates as a “fund of funds.”

The Index is broadly diversified and seeks to offer the potential for high monthly distributions while maintaining a stable net asset value over time. The Index is expected to include 19 ETFs. The goal of the Index is to represent an allocation to a balanced portfolio of U.S. equities, fixed income securities and alternative investments. The Index will have risk characteristics similar to the broad US capital markets and will generally rise and fall with prevailing market conditions, with the goal, but not the guarantee, of achieving a total return sufficient, over time and after expenses, to support a five percent (5.0%) annual distribution rate.

The Core Portfolio component of the Index seeks to provide broad exposure to the U.S. fixed-income and equity markets and consists of a 70% allocation to U.S. aggregate fixed-income ETFs (the “Core Fixed Income Sleeve”) and a 30% allocation to U.S. large capitalization equity ETFs (the “Core Equity Sleeve”). The Index defines U.S. aggregate fixed income ETFs as those ETFs that provide exposure to the entire U.S. investment grade bond market without limitation of duration or issuer. The Index defines U.S. large cap equity ETFs as those ETFs that provide exposure to a similar market capitalization range of the large capitalization segment of the Nasdaq US Benchmark Index.

The Core Fixed Income Sleeve weighting methodology allocates on an equal weight basis to the three U.S. aggregate bond ETFs with the lowest expense ratios after waivers. Half of the Core Equity Sleeve is allocated on an equal weight basis to the three U.S. large cap ETFs with the lowest expense ratios after waivers and the remaining half of the Core Equity Sleeve is allocated to the largest ETF (by assets under management) that tracks the Nasdaq-100 Index®. The Core Portfolio is rebalanced monthly to re-weight the Core Portfolio in accordance with this methodology and is reconstituted annually in January.

The Explore Portfolio component of the Index employs a 100% rules-based proprietary momentum-tilted, optimized allocation methodology to provide exposure to non-levered ETFs across a range of U.S. asset categories that have historically provided high levels of income. The following 12 asset categories are represented in the Explore Portfolio, and the Fund expects that less than 16% of the Fund’s assets will be invested in any one category: Dividend Equity – an ETF that provides exposure to domestic dividend-paying stocks; Options Overlay – an ETF that provides exposure to equity portfolios that include an options overlay; High-Yield Bonds – an ETF that provides exposure to domestic high-yield corporate bonds (also known as “junk bonds”) of any duration or maturity; Investment Grade Bonds – an ETF that provides exposure to domestic investment grade corporate bonds of any duration or maturity; MLPs – an ETF that provides exposure to master limited partnerships; MBS – an ETF that provides exposure to mortgage-backed securities (“MBS”), including residential, commercial, agency, and non-agency MBS, high-yield MBS, collateralized debt obligations, and collateralized loan obligations; Active Fixed Income – an ETF that provides broad exposure to actively managed fixed income ETFs that invest in securities of any duration or maturity; Preferred Securities – an ETF that provides exposure to domestic preferred securities; REITs – an ETF that provides exposure to domestic real estate investment trusts; Growth & Income – an ETF that provides exposure to multiple asset portfolios of stocks and bonds or ETFs of stocks and bonds; Utilities – an ETF that provides exposure to domestic utility securities; and Build America Bonds – an ETF that provides exposure to Build America Bonds. Build America Bonds are taxable municipal bonds that include tax credits and/or federal subsidies for bondholders and state and local bond issuers. These bonds may be of any maturity or duration. The Explore Portfolio includes ETFs that can invest without limit as to maturity or duration. Up to 9% of the Index may be exposed to below investment grade securities (i.e., junk bonds) that are rated C or lower through its High Yield Bonds asset category. The Index’s overall indirect exposure to defaulted securities will be less than 5% of the Index.

Each asset category in the Explore Portfolio is represented by a single ETF. By default, the ETF representative of an asset category is the largest ETF (by assets under management) in the asset category. However, an ETF that is not the largest ETF in the asset category may serve as the ETF representative if it has an expense ratio after waivers at least 20% lower than the largest ETF in the asset category. If there are multiple such ETFs with expense ratios at least 20% lower than that of the largest ETF, the ETF with the lowest expense ratio after waivers shall serve as the ETF representative of the asset category. An ETF cannot represent more than one asset category.

The 12 ETF representatives of the Explore Portfolio asset categories are weighted using the Index’s proprietary weighting methodology that measures an ETF’s returns, dividend and volatility, subject to the constraints that no position may be less than 15% nor more than 185% of an equal weight position within the Explore Portfolio of the Index. The Explore Portfolio is rebalanced on a monthly basis to weight the Explore Portfolio in accordance with this methodology and is reconstituted annually in January.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund will typically invest 100% of its assets in the Index’s component securities. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund generally will use a replication methodology, meaning it will seek to invest in all of the ETFs comprising the Index in proportion to the weightings in the Index. However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index. The Fund will concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is not concentrated.

The Index was created by and is provided by Bryant Avenue Ventures LLC (the “Index Provider”) and is calculated by Nasdaq, Inc. (the “Index Calculator”). The Index Provider and Index Calculator are not affiliated with the Fund or the Advisor.

Distribution Policy: In order to allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) to pay monthly distributions on Fund shares at a target rate that represents an annualized payout of approximately 5.0% on the Fund’s per-share net asset value on the date of a distribution’s declaration. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – “Distribution Policy and Goals” section in the Fund’s Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any ETF, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value, market price and returns will vary and you could lose money on your investment in the Fund and those losses could be significant. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, market price, total return and the value of the Fund and your investment. These risks affect the Fund directly as well as through the ETFs in which it invests. For purposes of the discussion below, “Fund” means the Fund and/or one or more of the ETFs in which the Fund invests.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time. Factors such as domestic and foreign economic growth rates and market conditions, interest rate levels and political events may adversely affect the securities markets. The impacts of the novel coronavirus known as COVID-19 on the global economy has resulted, and may continue to result, in prolonged periods of heightened volatility with respect to inflation and the value of global currencies, including the U.S. dollar, which may adversely affect the performance of the Fund. Further, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Advisor or other service providers are unavailable due to quarantines and restrictions on travel. As a result, the risk environment remains elevated.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have been low and interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default). Lowered credit ratings may cause a drop in a fixed income security’s price and are associated with greater risk of default on interest and principal payments. Certain fixed income securities may be paid off early when the issuer can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. If interest rates rise, repayments of principal on certain fixed income securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result, which reduces the Fund’s ability to reinvest at higher rates. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. Credit risk may be substantial for the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. The maturity and effective duration of the Fund’s investment portfolio may vary materially, from time to time, and there is no assurance that the Fund will achieve or maintain any particular target maturity or effective duration of its investment portfolio.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by actions taken by the Board of Governors of the Federal Reserve System (the “Federal Reserve”) to keep the federal funds rate at a low level. Future interest rate increases could cause the value of the Fund to decrease to the extent that it invests in fixed income securities.

Derivatives Risk. The performance of a derivative instrument depends largely on the performance of an underlying instrument, such as a currency, security, rate or index. In addition, he use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may be unwilling or unable to fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying reference asset. Derivatives can also create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Additionally, the Fund’s obligation to make payments of margin, collateral, or settlement payments to counterparties may heighten liquidity demands on the Fund’s portfolio. Derivatives may be less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the risk of the underlying asset being hedged. Derivatives are subject to the risk of adverse market movements and the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, and inflation and deflation. Derivatives are also subject to operational risk, including potential documentation issues, settlement issues, systems failures, inadequate controls, and human error, as well as legal risks arising from insufficient documentation, insufficient capacity or authority of counterparty, or the legality or enforceability of a contract. Derivatives strategies may not always be successful, and their successful use will depend on the portfolio managers’ ability to accurately forecast movements in the market relating to the underlying asset.

Options Risk. There are risks associated with the Fund’s use of options. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not rise above the strike price, which means the option will expire worthless. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not fall below the strike price, which means the option will expire worthless. Conversely, as a seller (writer) of a call option or put option, the Fund will lose money if the value of the underlying reference instrument rises above (written call option) or falls below (written put option) the respective option’s strike price. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in an unhedged written call transaction.

Additionally, purchased options may decline in value due to changes in price of the underlying reference instrument, passage of time and changes in volatility. Generally, options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Further, the underlying reference instrument on which the option is based may have imperfect correlation to the value of the Fund’s portfolio securities. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

Selling covered call or stock index options will limit the Fund’s gain, if any, on its underlying securities. Losses on stock index options may only be partially offset by gains in the Fund’s portfolio if the portfolio does not track the call-related stock index. The Fund continues to bear the risk of a decline in the value of its underlying stocks. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

ETF Risk. Like a mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop or be maintained; and (iii) market trading in the ETF may be halted under certain circumstances. Because the Fund may invest its assets in ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than the Fund that invests directly in individual securities.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Fund shares are typically bought and sold in the secondary market and investors typically pay brokerage commissions or other charges on these transactions.

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

●	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

●	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index, transaction and financing costs related to the use of derivatives, or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with the Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Index-Related Risk. There is no assurance that the Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Index will be in line with the described index methodology. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.

Issuer Specific Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which the Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Index carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models is usually constructed based on data supplied by third parties, the success of the Index’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Build America Bonds Risk. Build America Bonds involve similar risks as municipal bonds, including credit and market risk. In particular, should a Build America Bond’s issuer fail to continue to meet the applicable requirements imposed on such bonds, it is possible that such issuer may not receive federal cash subsidy payments, impairing the issuer’s ability to make scheduled interest payments. The Build America Bond program expired on December 31, 2010, and no further issuance is permitted unless Congress were to renew the program at a future date. As a result, the number of available Build America Bonds is limited, which may negatively affect the value of the Build America Bonds. In addition, there can be no assurance that Build America Bonds will be actively traded. It is difficult to predict the extent to which a market for such bonds will continue, meaning that Build America Bonds may experience greater illiquidity than other municipal obligations. The Build America Bonds outstanding as of December 31, 2010, will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy.

Junk Bond Risk. Lower-quality bonds, known as “high-yield” or “junk” bonds, are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell the bonds in its portfolio. The lack of a liquid market for these bonds could decrease the value of the Fund’s portfolio and net asset value per share.

Large Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

MLP and MLP-Related Securities Risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

MLP Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Mortgage-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which mortgage loans are guaranteed by the U.S. government, its agencies or instrumentalities. These guarantees are made at the “loan level” and relate only to the payment of principal and interest on the underlying mortgage loans. These loan-level governmental guarantees do not cover the payment of principal and interest on, or fluctuations in the market values of, the related mortgage-backed securities, and do not apply to investors’ purchase of shares of the Fund.

Mortgage-backed securities issued or guaranteed by governmental agencies or instrumentalities such as Ginnie Mae, or government-sponsored entities such as Fannie Mae and Freddie Mac, are generally known as “agency mortgage-backed securities.” Agency mortgage-backed securities are backed by mortgage loans that satisfy the underwriting and other criteria published by the applicable governmental entity. The payment of interest and principal on these mortgage-backed securities is generally guaranteed by the applicable governmental entity.

Mortgage-backed securities issued by private issuers are also known as “non-agency” mortgage-backed securities. Non-agency mortgage-backed securities are not subject to the same stringent underwriting requirements as agency mortgage-backed securities and, therefore, the mortgage loans underlying privately issued mortgage-backed securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The market for non-agency mortgage-backed securities is smaller and less liquid than the market for agency mortgage-backed securities.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary as interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise. The liquidity of mortgage-backed securities, and particularly non-agency non-investment grade mortgage-backed securities, may change dramatically over time.

Prepayment Risk. The Fund may invest in debt securities that may be paid off early when the issuer of a debt security can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Preferred Stock Risk. Typically, a rise in interest rates causes a decline in the value of preferred stocks. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payment. Issuers of preferred stocks may redeem their securities prior to maturity at a price below their current market value which would negatively impact the investment return of such preferred stocks.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities. The liquidity of REITs may change dramatically over time.

Sampling Risk. The sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV or market price than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Utilities Sector Risk. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. In addition, deregulation may eliminate restrictions on the profits of certain utility companies, but may also subject these companies to greater risk of loss. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will grant rate increases in the future, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utility company. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. An “Authorized Participant” is a participant in the Continuous Net Settlement System of the National Securities Clearing Corporation or the Depository Trust Company (“DTC”) and that has executed a Participant Agreement with Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”). To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Fund may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Cash Transactions Risk. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions partly or entirely in cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, could be imposed on the Fund and thus decrease the Fund’s NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of Creation Units.

Concentration Risk. The Fund will concentrate its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value or market price to fluctuate more than that of a fund that does not concentrate in a particular industry.

Distribution Policy Risk. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Dividend Yield Risk. While the Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Lower priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments.

Duration Risk. Longer-term securities may be more sensitive to interest rate changes. In a low interest rate environment where there is potential for increases in those rates, a heightened risk is posed by rising interest rates to longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

New Fund Risk. The Fund is a relatively new fund with a limited history of operations as an ETF for investors to evaluate. If the Fund is unable to achieve an economic size, expenses will be higher than expected and the Fund might close, which could produce adverse tax consequences for shareholders.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund, unless such defensive positions are also taken by the Index.

LIBOR Risk. The Fund has exposure to LIBOR-linked investments and it was announced that LIBOR would be phased out by the end of 2021. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies and potential for short-term and long-term market instability. Because of the uncertainty regarding the nature of any replacement rate, the Fund cannot reasonably estimate the impact of the anticipated transition away from LIBOR at this time. If the LIBOR replacement rate is lower than market expectations, there could be an adverse impact on the value of preferred and debt securities with floating or fixed-to-floating rate coupons.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to timely meet its redemption obligations. Liquid securities can become illiquid due to political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons, including the following:

○	The Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

○	The performance of the Fund and the Index may vary due to asset valuation differences: the Fund may fair value certain of the securities it holds and to the extent it calculates its NAV based on fair value prices, the Fund’s ability to track the Index may be adversely affected.

○	There may be differences between the Fund’s portfolio and the Index as a result of legal restrictions, cost or liquidity constraints. For example, the Index is not subject to the tax diversification requirements to which the Fund must adhere; so the Fund may be required to deviate its investments from the securities and relative weightings of the Index. Similarly, the Fund may not invest in certain securities included in the Index due to liquidity constraints. Liquidity constraints also may delay the Fund’s purchase or sale of securities included in the Index.

○	The investment activities of one or more of the Advisor’s affiliates for their proprietary accounts and for client accounts may also adversely impact the Fund’s ability to track the Index. For example, in regulated industries, and in corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Advisor, the Fund or other client accounts to suffer disadvantages or business restrictions. As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the Advisor’s affiliates.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value, market price and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is a relatively new fund and does not have a full calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information is available at no cost at www.strategysharesetfs.com or by calling (855) 4SS-ETFS or (855) 477-3837.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is a relatively new fund and does not have a full calendar year of operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 4SS-ETFS or (855) 477-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strategysharesetfs.com
Strategy Shares Nasdaq 5 HANDL(TM) Index ETF | Strategy Shares Nasdaq 5 HANDL(TM) Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIVR
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3],[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 285

[1]	Rational Advisors, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse the Fund’s expenses (but excluding (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges); (iv) taxes; (v) short sale dividends and interest expenses; and (vi) non-routine extraordinary expenses, such as regulatory inquiry and litigation expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.80% of the Fund’s average annual daily net assets until August 31, 2023. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of up to three years from the date the fees were waived and/or expenses paid, provided such recoupment can be achieved without causing the expense ratio (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of recoupment.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	Estimated for the current fiscal year.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[5]	Rational Advisors, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse the Fund’s expenses (but excluding (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges); (iv) taxes; (v) short sale dividends and interest expenses; and (vi) non-routine extraordinary expenses, such as regulatory inquiry and litigation expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.71% of the Fund’s average annual daily net assets until August 31, 2023. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of up to three years from the date the fees were waived and/or expenses paid, provided such recoupment can be achieved without causing the expense ratio (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of recoupment.